Parent Company Financial Information	12 Months Ended
Sep. 30, 2011
Parent Company Financial Information [Abstract]
PARENT COMPANY FINANCIAL INFORMATION

(26) PARENT COMPANY FINANCIAL INFORMATION

NASB Financial, Inc.

Balance Sheets

	September 30, 2011	September 30, 2010
	(Dollars in thousands)
ASSETS
Cash and cash equivalents	$1,755	2,060
Loans receivable	—	698
Accrued interest receivable	—	3
Investment in subsidiary	153,501	170,418
Investment in LLCs	17,674	17,799
Investment in NASB Trust Preferred I	774	774
Income taxes receivable	1,422	1,382
Other assets	1,108	531

	$176,234	193,665

LIABILITIES AND STOCKHOLDERS’ EQUITY
Liabilities
Subordinated debentures	$25,774	25,774
Escrows	—	36
Accrued interest payable	82	93

Total liabilities	25,856	25,903

Stockholders’ equity
Common stock	1,479	1,479
Additional paid-in capital	16,652	16,603
Retained earnings	171,406	187,674
Treasury stock	(38,418)	(38,418)
Accumulated other comprehensive income (loss)	(741)	424

Total stockholders’ equity	150,378	167,762

	$176,234	193,665

NASB Financial, Inc.

Statements of Operations

	Years Ended September 30,
	2011	2010	2009
	(Dollars in thousands)
Income:
Income (loss) from subsidiary	$(15,801)	8,659	19,360
Interest and dividend income	26	42	49
Provision for loan losses	(68)	—	—
Gain on sale of real estate	37	70	—
Impairment loss on investment in LLCs	—	(3,126)	—
Loss from investment in LLCs	(126)	(128)	(117)

Total income (loss)	(15,932)	5,517	19,292

Expenses:
Interest on subordinated debentures	494	504	856
Professional fees	75	87	70
Other expense	60	65	64

Total expenses	629	656	990

Income (loss) before income tax expense	(16,561)	4,861	18,302
Income tax benefit	(293)	(1,462)	(407)

Net income (loss)	$(16,268)	6,323	18,709

NASB Financial, Inc.

Statements of Cash Flows

	Years ended September 30,
	2011	2010	2009
	(Dollars in thousands)
Cash flows from operating activities:
Net income (loss)	$(16,268)	6,323	18,709
Adjustments to reconcile net income to net cash provided by (used in) operating activities:
Provision for loan losses	68	—	—
Gain on sale of real estate	(37)	(70)	—
Loss from investment in LLCs	126	128	117
Impairment loss on investment in LLCs	—	3,126
Equity in undistributed earnings of subsidiary	15,801	(4,659)	(11,361)
Change in income taxes receivable	(40)	(1,278)	(50)
Change in accrued interest payable	(11)	—	(102)
Other	(537)	(161)	—

Net cash provided by (used in) operating activities	(898)	3,409	7,313

Cash flows from investing activities:
Principal repayments of loans receivable	630	26	166
Investment in LLC	(1)	(7)	(479)
Other	—	—	(302)

Net cash provided by (used in) investing activities	629	19	(615)

Cash flows from financing activities:
Cash dividends paid	—	(3,540)	(7,080)
Change in escrows	(36)	—	(5)

Net cash used in financing activities	(36)	(3,540)	(7,085)

Net decrease in cash and cash equivalents	(305)	(112)	(387)
Cash and cash equivalents at beginning of period	2,060	2,172	2,559

Cash and cash equivalents at end of period	$1,755	2,060	2,172